Intangibles And Goodwill (Intangibles Subject To Amoritzation) (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 523	$ 505	$ 500
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	928	822
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	405	317
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	471	440	412
Software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	806	697
Software [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	335	257
Software Under Construction [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	8	11	22
Software Under Construction [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	8	11
Software Under Construction [member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	0	0
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	44	54	$ 66
Customer Relationships [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	114	114
Customer Relationships [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 70	$ 60